INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

Intangible assets consist mainly of relationships recognized upon business combinations and software development, with application in the management of the business:

	Supplier relationships	Software development	Customer contracts and relationships	Others	Total
Balance as of January 1, 2015	56,654	688,061	749,027	53,356	1,547,098

Foreign exchange effect	—	123,167	327,424	14,375	464,966
Acquisition	—	118,933	—	7,495	126,428
Disposal	—	(1,182)	—	(4,208)	(5,390)
Amortization	(9,083)	(120,497)	(164,968)	(2,793)	(297,341)

Balance as of December 31, 2015	47,571	808,482	911,483	68,225	1,835,761

Foreign exchange effect	—	(60,464)	(140,812)	(7,509)	(208,785)
Acquisition	—	40,643	—	13,401	54,044
Disposal	—	(2,145)	—	(13,050)	(15,195)
Amortization	(7,845)	(149,911)	(155,063)	(5,316)	(318,135)
(-) Effect of selling of subsidiary	—	—	—	(27,749)	(27,749)

Balance as of December 31, 2016	39,726	636,605	615,608	28,002	1,319,941

Foreign exchange effect	—	2,947	3,835	884	7,666
Acquisition	—	37,939	—	—	37,939
Disposal	—	—	(27,652)	—	(27,652)
Amortization	(6,940)	(149,150)	(125,621)	(3,486)	(285,197)
(-) Assets held for sale (note 3.4)	—	(37,512)	(25,396)	(17,700)	(80,608)

Balance as of December 31, 2017	32,786	490,829	440,774	7,700	972,089

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

The composition of other intangible assets by segment is as follows:

	2017	2016	2015
Brazil	351,578	412,134	459,383
Special Steel	152,640	219,878	357,435
South America	1,863	7,606	13,507
North America	466,008	680,323	1,005,436

	972,089	1,319,941	1,835,761